Income Taxes (Components of (Loss) Income from Continuing Operations before Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic	$ (103)	$ (215)	$ (10)
International	(17)	175	186
(Loss) income from continuing operations before income taxes	$ (120)	$ (40)	$ 176